Commitments and Contingencies - Schedule of Future Annual Minimum Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Operating Leased Assets [Line Items]
2014	$ 927	$ 2,222
2015	3,811	2,092
2016	3,542	1,767
2017	3,181	1,465
2018	2,622	705
Thereafter	1,772	53
Total minimum lease payments	$ 15,855	$ 8,304